Shareholder Fees {- Fidelity® Large Cap Value Enhanced Index Fund}	Oct. 30, 2021 USD ($)
08.31 Fidelity Enhanced Index Funds Combo PRO-14 | Fidelity® Large Cap Value Enhanced Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none